Inventories	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories	Inventories

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Raw materials and consumables	258,076	337,832
Inventories in process	11,957	26,357
Finished goods	70,588	43,044
Total inventories	340,621	407,233
The cost of inventories, which is recognized under “Cost of sales” on the unaudited condensed consolidated statements of profit or loss, amounted to $119 million for the six months ended June 30, 2025 (compared to $76 million for the six months ended June 30, 2024).